Subsequent events - Acquisition of Cemes Aeroport S.r.l. and formation of Toscana Aeroporti Costruzioni S.r.l. (Details) € in Millions	12 Months Ended
	Dec. 31, 2020 EUR (€) installment	Dec. 31, 2019
Aeropuertos Andinos del Peru S.A.
Disclosure of non-adjusting events after reporting period [line items]
Equity interst acquired	50.00%	50.00%
Equity interest acquired | Cemes Aeroporti S.r.l [Member]
Disclosure of non-adjusting events after reporting period [line items]
Equity interst acquired	51.00%
Consideration for the transaction | €	€ 45
Number Of Installments | installment	5